SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details)	3 Months Ended
Mar. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	13,417,421
Exercise price | $ / shares	$ 9.00
Weighted average remaining contractual life (years)	6 months 10 days
Warrants Expiring August 13, 2022 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	8,871,817	[1]
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	2 months 26 days
Warrants Expiring August 31, 2022 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	1,076,067	[1]
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	10 days
Warrants Expiring April 16, 2023 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	3,469,537
Exercise price | $ / shares	$ 0.35
Weighted average remaining contractual life (years)	3 months 3 days

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.